Financial assets available for sale (Details 2) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Quoted bonds issued by sovereign states [Member] | Securities held for non-operating purposes [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 175
Fair Value	190
Fixed Rate Bonds [Member] | Belgium [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	27
Fair Value	€ 30
Nominal rate of return (%)	from 3.75 to 4.25
Maturity date	from 2019 to 2021
Rating - Moody's	Aa3
Rating - S&P	AA
Fixed Rate Bonds [Member] | Spain [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 25
Fair Value	€ 27
Nominal rate of return (%)	from 1.40 to 5.50
Maturity date	from 2018 to 2021
Rating - Moody's	Baa2
Rating - S&P	BBB+
Fixed Rate Bonds [Member] | France [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 17
Fair Value	€ 19
Nominal rate of return (%)	from 1.00 to 3.25
Maturity date	from 2018 to 2023
Rating - Moody's	Aa2
Rating - S&P	AA
Fixed Rate Bonds [Member] | Poland [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 15
Fair Value	€ 18
Nominal rate of return (%)	from 4.50 to 6.38
Maturity date	from 2019 to 2022
Rating - Moody's	A2
Rating - S&P	BBB+
Fixed Rate Bonds [Member] | Ireland [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 17
Fair Value	€ 18
Nominal rate of return (%)	from 0.80 to 4.50
Maturity date	from 2019 to 2022
Rating - Moody's	A2
Rating - S&P	A+
Fixed Rate Bonds [Member] | Iceland [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 14
Fair Value	€ 15
Nominal rate of return (%)	from 2.50 to 5.88
Maturity date	from 2020 to 2022
Rating - Moody's	A3
Rating - S&P	A
Fixed Rate Bonds [Member] | Italy [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 14
Fair Value	€ 15
Nominal rate of return (%)	from 0.65 to 3.50
Maturity date	from 2018 to 2020
Rating - Moody's	Baa2
Rating - S&P	BBB
Fixed Rate Bonds [Member] | Portugal [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 7
Fair Value	€ 8
Nominal rate of return (%)	4.75
Maturity date	2019
Rating - Moody's	Ba1
Rating - S&P	BBB-
Fixed Rate Bonds [Member] | Czech Republic [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 7
Fair Value	€ 8
Nominal rate of return (%)	3.63
Maturity date	2021
Rating - Moody's	A1
Rating - S&P	AA-
Fixed Rate Bonds [Member] | Slovenia [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 8
Fair Value	€ 8
Nominal rate of return (%)	2.25
Maturity date	2022
Rating - Moody's	Baa1
Rating - S&P	A+
Fixed Rate Bonds [Member] | Slovakia [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 7
Fair Value	€ 7
Nominal rate of return (%)	1.50
Maturity date	2018
Rating - Moody's	A2
Rating - S&P	A+
Fixed Rate Bonds [Member] | Unites States Of America [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 6
Fair Value	€ 6
Nominal rate of return (%)	from 1.25 to 3.13
Maturity date	from 2019 to 2020
Rating - Moody's	Aaa
Rating - S&P	AA+
Fixed Rate Bonds [Member] | Canada [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 5
Fair Value	€ 5
Nominal rate of return (%)	1.63
Maturity date	2019
Rating - Moody's	Aaa
Rating - S&P	AAA
Fixed Rate Bonds [Member] | Finland [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 5
Fair Value	€ 5
Nominal rate of return (%)	1.75
Maturity date	2019
Rating - Moody's	Aa1
Rating - S&P	AA+
Fixed Rate Bonds [Member] | Netherlands [Member]
DisclosureOfFinancialAssetsAvailableForSaleLineItems [Line Items]
Nominal value	€ 1
Fair Value	€ 1
Nominal rate of return (%)	4.00
Maturity date	2018
Rating - Moody's	Aaa
Rating - S&P	AAA